INTANGIBLE ASSETS - NET	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS - NET

NOTE 5. INTANGIBLE ASSETS - NET

The following table summarizes our Company’s intangible assets, by major asset class:

	December 31, 2017
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
With finite-life intangible assets
Purchased software cost	$11	$8	$3

For the years ended December 31, 2015, 2016 and 2017, total amortization expense of intangible assets were $236 thousand, $106 thousand and $7 thousand, respectively, which includes amortization of purchased software costs of $217 thousand, $89 thousand and $7 thousand.

At the end of 2016, we recognized an impairment loss of $57 thousand on intangible assets as a result of consecutive operating losses in recent years that are expected to continue and therefore the carrying amounts of those intangible assets would not be recoverable based on cash flow projections from current games, which typically have shorter lives.